November 20, 2015	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: State Street Institutional Investment Trust (Registration Nos. 33-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 175 to the Trust’s Registration Statement under the Securities Act and Amendment No. 176 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 175/176”), including (i) the Prospectus for each of State Street Disciplined U.S. Equity Fund and State Street Disciplined International Equity Fund (the “Funds”); (ii) the Statement of Additional Information for each of the Funds; and (iii) other information and the signature pages.

Amendment No. 175/176 is being filed principally for registering Class A, Class C, Class I and Class K shares of the Funds, each a new series of the Trust. It is intended that this Amendment No. 175/176 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures